UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-8002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

 (Address of principal executive offices)

Shigeru Shinohara
Korea Equity Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

 (Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 833-0018

Date of fiscal year end:                     October 31, 2009

Date of reporting period:                           November 1, 2008 – January 31, 2009

Item 1.  Schedule of Investments

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2009

	Shares	Cost	Market Value	Unrealized Gain or Loss	% of Net Assets
KOREAN COMMON STOCKS
Automotive Equipment and Parts
Hyundai Mobis	76,332	$5,457,171	$3,602,495	($1,854,676)	5.4
Automotive service components

Banking and Financial Services
KB Financial Group, Inc. †	50,000	2,209,513	1,339,124	(870,389)	1.9
Commercial banking services
Macquarie Korea Infrastructure Fund	557,214	3,684,164	2,044,933	(1,639,231)	3.1
Investment company
Samsung Card Co., Ltd.	65,030	2,574,685	1,784,030	(790,655)	2.7
Credit card services
Shinhan Financial Group Co., Ltd.	140,160	3,910,032	2,891,466	(1,018,566)	4.3
Consumer and commercial-related financial services
Total Banking and Financial Services		12,378,394	8,059,553	(4,318,841)	12.0

Consumer Electronics
LG Display Co., Ltd.	41,180	614,375	798,858	184,483	1.2
TFT-LCD
LG Electronics Inc.	54,300	3,305,023	2,829,967	(475,056)	4.2
Digital display equipment
Samsung Electronics Co., Ltd.	24,483	7,811,510	8,648,356	836,846	12.9
Consumer electronics, computers, and telecommunications
Total Consumer Electronics		11,730,908	12,277,181	546,273	18.3

Food and Beverages
CJ Corp.	34,600	2,819,767	839,016	(1,980,751)	1.2
Processed food products
Hite Brewery Co., Ltd.	14,706	2,886,879	1,596,743	(1,290,136)	2.4
Alcoholic and non-alcoholic beverages
Lotte Chilsung Beverage Co., Ltd.	2,500	2,713,688	1,574,376	(1,139,312)	2.4
Alcoholic and non-alcoholic beverages
Nong Shim Co., Ltd.	8,873	1,472,061	1,287,757	(184,304)	1.9
Instant noodles, snacks, and beverages
Total Food and Beverages		9,892,395	5,297,892	(4,594,503)	7.9

Iron and Steel
POSCO	21,293	4,621,648	5,548,665	927,017	8.3
Hot and cold rolled steel products

Miscellaneous Manufacturing
Hyundai Heavy Industries Co., Ltd.	12,115	4,082,886	1,753,891	(2,328,995)	2.6
Shipbuilding
KT&G Corporation	64,500	4,100,467	3,875,136	(225,331)	5.8
Cigarettes and other tobacco products
LG Fashion Corp.	118,210	3,281,525	1,557,309	(1,724,216)	2.3
Apparel
Yuhan Corporation	5,722	810,873	832,517	21,644	1.3
Pharmaceutical products
Woongjin Coway Co., Ltd.	57,930	1,200,168	1,073,477	(126,691)	1.6
Water purifiers and air cleaners
Total Miscellaneous Manufacturing		13,475,919	9,092,330	(4,383,589)	13.6

			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets

Oil and Gas
SK Energy Co., Ltd.	15,492	$763,451	$902,719	$139,268	1.3
Refines, markets, and distributes oil
S-Oil Corporation	46,800	2,330,373	1,985,147	(345,226)	3.0
Petroleum and related products
Total Oil and Gas		3,093,824	2,887,866	(205,958)	4.3

Retail
CJ Home Shopping	35,000	2,557,721	1,102,063	(1,455,658)	1.7
Miscellaneous products
Shinsegae Co., Ltd.	6,660	1,426,328	2,154,919	728,591	3.2
Department store chain
Total Retail		3,984,049	3,256,982	(727,067)	4.9

Services
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	54,860	2,080,615	823,992	(1,256,623)	1.2
Shipbuilding
LG Corp.	48,000	1,324,353	1,355,049	30,696	2.0
Holding company
LG Dacom Corporation	59,570	855,729	797,716	(58,013)	1.2
Internet and telecommunications
NHN Corp.	13,080	1,257,206	1,325,516	68,310	2.0
Web portal
Samsung Engineering Co., Ltd.	47,055	2,350,345	1,869,938	(480,407)	2.8
Engineering and construction
Samsung Fire & Marine Insurance Co., Ltd.	30,355	6,623,483	3,625,461	(2,998,022)	5.4
Non-life insurance
Total Services		14,491,731	9,797,672	(4,694,059)	14.6

Telecommunications
SK Telecom Co., Ltd.	16,800	2,283,872	2,523,344	239,472	3.8
Wireless services

TOTAL KOREAN COMMON STOCKS		$81,409,911	$62,343,980	($19,065,931)	93.1

TOTAL INVESTMENTS		$81,409,911	$62,343,980	($19,065,931)	93.1

OTHER ASSETS LESS LIABILITIES, NET			4,745,503		6.9

NET ASSETS			$67,089,483		100.0

† Non-Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $3,176,327. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $ 22,242,258.

Portfolio securities and foreign currency holdings were
translated at the following exchange rate as of January 31, 2009.

Korean won	KRW	1,381.50	= $1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By:     /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:  March 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:  March 11, 2009